UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07089

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/05

FORM N-Q

Item 1. Schedule of Investments.

	statement of investments
Dreyfus Pennsylvania Intermediate Municipal Bond Fund
February, 28 2005 (Unaudited)
		Principal
Long-Term Municipal Investments--97.2%		Amount ($)	Value ($)

Pennsylvania:

Albert Gallatin Area School District
5.15%, 9/1/2014 (Insured; MBIA)		1,220,000	1,286,490

Bethlehem Authority, Water
5%, 11/15/2015 (Insured; FSA)		2,000,000	2,194,680

Bucks County Water and Sewer Authority, Revenue
(Neshaminy Interceptor)
5.375%, 6/1/2013 (Insured; AMBAC)		1,090,000	1,213,932

Butler Area Sewer Authority, Sewer Revenue
Zero Coupon, 1/1/2010 (Insured; FGIC)		600,000	509,028

Butler County:
5.25%, 7/15/2017 (Insured; FGIC)		1,200,000	1,348,751
5.25%, 7/15/2018 (Insured; FGIC)		1,670,000	1,877,012

Cambria County 5.875%, 8/15/2008 (Insured; FGIC)		140,000	143,252

Clarion Municipal Authority, Revenue
(Clarview Personal Care)
5.75%, 6/15/2013 (Insured; FGIC)		445,000	446,406

Council Rock School District
4.75%, 11/15/2017 (Insured; FGIC)		1,780,000	1,863,179

Delaware County 5.125%, 10/1/2017		1,000,000	1,076,480

Delaware River Port Authority
(Port District Project)
4.75%, 1/1/2012 (Insured; MBIA)		1,000,000	1,044,620

Erie School District
Zero Coupon, 9/1/2009 (Insured; FSA)		585,000	504,902

Harrisburg Authority, Office and Parking Revenue
5.75%, 5/1/2008		1,200,000	1,272,612

Harrisburg Parking Authority, Parking Revenue
5.75%, 5/15/2014 (Insured; FSA)		740,000	846,257

Harrisburg Redevelopment Authority
Zero Coupon, 11/1/2016 (Insured; FSA)		2,000,000	1,195,300

Kennett Consolidated School District
5.25%, 2/15/2016 (Insured; FGIC)		1,000,000	1,098,100

McKeesport Area School District
Zero Coupon, 10/1/2009 (Insured; FGIC)		1,070,000	922,565

Monroe County Hospital Authority, HR
(Pocono Medical Center) 5.50%, 1/1/2012		1,095,000	1,197,339

Monroeville Municipal Authority, Sanitary
Sewer Revenue
5.25%, 12/1/2015 (Insured; MBIA)		1,035,000	1,146,325

Mount Lebanon School District
5%, 2/15/2018		1,000,000	1,073,470

statement of investments

Neshaminy School District:
5%, 4/15/2016 (Insured; MBIA)		1,250,000		1,358,225
5%, 4/15/2017 (Insured; MBIA)		1,315,000		1,422,541

Norristown:
Zero Coupon, 12/15/2011		1,465,000		1,139,873
Zero Coupon, 12/15/2013		735,000		516,536
5%, 9/1/2020 (Insured; FGIC)		1,125,000		1,203,188

North Allegheny School District
5%, 5/1/2015 (Insured; FGIC)		1,625,000		1,779,196

Pennsylvania Finance Authority, Revenue (Penn Hills
Project) 5.25%, 12/1/2013 (Insured; FGIC)		2,045,000		2,138,375

Pennsylvania Higher Educational Facilities Authority,
Revenue:
Health Services (University of Pennsylvania)
5.35%, 1/1/2008		3,995,000		4,130,431
State System for Higher Education
5.25%, 12/15/2014 (Insured; AMBAC)		1,600,000		1,713,280
(UPMC Health System):
6%, 1/15/2013		1,995,000		2,231,507
6%, 1/15/2014		1,580,000		1,783,583

Pennsylvania Industrial Development Authority, EDR:
7%, 1/1/2006 (Insured; AMBAC)		795,000		824,749
5.50%, 7/1/2014 (Insured; AMBAC)		2,350,000		2,627,159

Pennsylvania Infrastructure Investment Authority,
Revenue (Pennvest Loan Pool Program)
6%, 9/1/2005 (Insured; MBIA)		155,000		157,922

Pennsylvania Intergovernmental Coop Authority,
Special Tax Revenue (Philadelphia Funding
Program) 5.25%, 6/15/2016 (Insured; FGIC)		1,200,000		1,297,728

Pennsylvania Public School Building Authority, School Revenue
(Daniel Boone School District Project)
5%, 4/1/2017 (Insured; MBIA)		1,005,000		1,074,214

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue:
5.25%, 12/1/2018 (Insured; AMBAC)		455,000		493,397
5.25%, 12/1/2018 (Insured; AMBAC) (Prerefunded 12/1/2018)		545,000	a	586,905

Philadelphia:
5.70%, 11/15/2006 (Insured; FGIC)		370,000		378,525
5.25%, 2/15/2014 (Insured; XLCA)		2,000,000		2,191,880
Airport Revenue (Philadelphia Airport System)
5.75%, 6/15/2008 (Insured; AMBAC)		1,000,000		1,028,870
Gas Works Revenue
5.50%, 7/1/2015 (Insured; FSA)		1,550,000		1,704,551

Philadelphia Hospitals and Higher Education Facilities
Authority, Revenue:
(Jefferson Health System):
4.30%, 5/15/2006		500,000		508,760
5%, 5/15/2011		2,500,000		2,614,300
(Temple University Hospital) 6.50%, 11/15/2008		1,735,000		1,864,657

Philadelphia Municipal Authority, Lease Revenue:
5.25%, 11/15/2011 (Insured; FSA)		2,000,000		2,197,400
5.25%, 11/15/2015 (Insured; FSA)		2,115,000		2,307,444

	statement of investments
Sayre Health Care Facilities Authority, Revenue
(Guthrie Health):
6.25%, 12/1/2013	1,800,000		2,015,982
6.25%, 12/1/2014	1,000,000		1,111,910

Southeast Pennsylvania Transportation Authority,
Special Revenue 5.875%, 3/1/2009
(Insured; FGIC) (Prerefunded 3/1/2005)	45,000	a	45,465

State Public School Building Authority, School Revenue
(York School District Project)
5%, 5/1/2018 (Insured; FSA)	545,000		585,526

Swarthmore Borough Authority, College Revenue
(Swarthmore College) 5.25%, 9/15/2020	750,000		823,860

Trinity Area School District
5.20%, 11/1/2012 (Insured; FSA)	1,235,000		1,334,257

Wayne County Hospital and Health Facilities
Authority (Wayne Memorial Hospital Project)
5.25%, 7/1/2016 (Insured; MBIA)	2,135,000		2,330,502

West Mifflin Sanitary Sewer Municipal Authority,
Sewer Revenue
4.90%, 8/1/2013 (Insured; MBIA)	880,000		930,547

Westmoreland County
Zero Coupon, 12/1/2008 (Insured; FGIC)	1,590,000		1,415,879

Wilson Pennsylvania Area School District:
5.125%, 3/15/2016 (Insured; FGIC)	1,300,000		1,417,247
5%, 5/15/2016 (Insured; FSA)	1,135,000		1,229,432

York County Hospital Authority, Revenue (Lutheran
Social Services Health Center) 6.25%, 4/1/2011 .	1,000,000		1,002,670

Yough School District
Zero Coupon, 10/1/2007 (Insured; FGIC)	1,000,000		926,910

Total Long-Term Municipal Investments
(cost $78,629,448)			78,706,083

Short-Term Municipal Investment--1.2%

Pennsylvania:

Philadelphia Authority for Industrial Development
Revenue, VRDN (Fox Chase Cancer Center Project)
1.80% (LOC; Morgan Guaranty Trust)
(cost $1,000,000)	1,000,000	b	1,000,000

Total Investments
(cost $78,629,448)	98.4%		79,706,083

Cash and Receivables (Net)	1.6%		1,331,495

Net Assets	100.0%		81,037,578

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Securities payable on demand. Variable interest rate--subject to periodic change.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Page 4

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)